Acquisition of businesses and purchase accounting - Health Technology Resources, L.L.C. - Asset and Liabilities acquired (Details) - Health Technology Resources, L.L.C.	Aug. 17, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 140,000
Accounts receivable	400,000
Inventory	77,000
Prepaid assets	15,000
Property and equipment	216,000
Goodwill	1,678,000
Accounts payable and accrued liabilities	(107,000)
Deferred revenue	(82,000)
Net assets acquired	5,347,000
Cash transferred	4,819,000
Total consideration transferred, acquisition-date fair value	5,347,000
Accrued liabilities
Disclosure of detailed information about business combination [line items]
Cash transferred	207,000
Other long-term liabilities
Disclosure of detailed information about business combination [line items]
Cash transferred	321,000
Non-compete agreements
Disclosure of detailed information about business combination [line items]
Intangible asset	70,000
Brand
Disclosure of detailed information about business combination [line items]
Intangible asset	330,000
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible asset	$ 2,610,000